Income Tax Expense (Tables)	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Detail of Income Tax Expense
The detail of income tax expense for the fiscal years ended March 31, 2026, 2025 and 2024 was as follows:

	For the fiscal year ended March 31,
	2026	2025	2024

	(In millions)
Current tax:
Charge for period (1)	¥512,585	¥448,761	¥368,050
Deferred tax:
Origination and reversal of temporary differences	(143,209)	(296,451)	(53,813)
Change in the write-down of deferred tax assets on the current fiscal year income tax expense	(9,306)	1,541	(2,198)
Changes in Japanese corporation tax rates (2)	—	(16,049)	—

Total deferred tax benefit	(152,515)	(310,959)	(56,011)

Total income tax expense	¥360,070	¥137,802	¥312,039

(1)
As a result of the adoption of IFRS 9, the current income tax expenses of ¥144,680 million, ¥135,771 million and ¥71,524 million were recognized directly in equity for the fiscal years ended March 31, 2026, 2025 and 2024, respectively.

(2)	Refer to Note 23 “Deferred Income Tax” for additional information on changes in Japanese corporation tax rates.

Reconciliations of Effective Income Tax Rates
The following table shows the reconciliations of the effective income tax rates for the fiscal years ended March 31, 2026, 2025 and 2024.

	For the fiscal year ended March 31,
	2026		2025		2024

	(In millions, except percentages)
Profit before tax	¥1,555,030		¥654,246		¥1,207,789
Income tax expense	360,070		137,802		312,039
Effective income tax rate	23.2%		21.1%		25.8%
Effective statutory tax rate in Japan (1)	30.6%		30.6%		30.6%
Tax impact of share of post-tax profit in associates and joint ventures	(2.6%	)	(6.7%	)	(4.1%	)
Tax impact of impairment losses and reversal of impairment losses for investments in associates and joint ventures—net	(1.8%	)	6.2%		2.3%
Non-Japanese earnings	(1.8%	)	(5.7%	)	(1.6%	)
Nontaxable dividends received	(0.7%	)	(2.7%	)	(1.1%	)
Effect of the change in the write-down of deferred tax assets on the current fiscal year income tax expense	(0.6%	)	0.2%		(0.2%	)
Gains on step acquisition of subsidiaries and associates and joint ventures which were not taxable	0.2%		—		—
Changes in Japanese corporation tax rates (1)	—		(2.5%	)	—
Tax impact of impairment losses of goodwill	—		0.4%		—
Others—net	(0.1%	)	1.3%		(0.1%	)

Effective income tax rate	23.2%		21.1%		25.8%

(1)
The effective statutory tax rate in Japan for the fiscal years ended March 31, 2026, 2025 and 2024 is the aggregate of the effective corporation tax rate of 23.2%, the effective local corporation tax rate of 2.4%, the effective inhabitant tax rate of 2.4% and the effective enterprise tax rate of 2.6%, all of which are payable by corporate entities on taxable profits under the tax laws in Japan. The statutory tax rate in Japan has been changed from the fiscal year beginning April 1, 2026 reflecting the changes in Japanese corporation tax rates as mentioned in Note 23 “Deferred Income Tax.”